RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS (Tables)	12 Months Ended
Dec. 31, 2018
TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY
Schedule of Tax Credits

	12/31/2018	12/31/2017
Current assets:
Income tax - source	984,828	931,847
Offsetable PIS/PASEP/COFINS	175,923	78,470
ICMS recoverable	12,869	13,263
Others	42,641	42,627
	1,216,261	1,066,207
Non-current assets:
ICMS recoverable (a)	34,533	1,068,450
PIS/COFINS recoverable (a)	193,613	547,205
Others	37,659	19,487
	265,805	1,635,142

(a)      Recoverable ICMS, PIS/PASEP and COFINS

Schedule of Income tax and social contributions

	12/31/2018	12/31/2017
Current assets:
Anticipations / Negative balance of IRPJ and CSLL	2,420,165	1,874,475

Non-current assets:
Negative balance of IRPJ and CSLL	—	471,568
Deferred IRPJ and CSLL	553,409	1,010,810
	553,409	1,482,378
Non-current liabilities:
Deferred IRPJ and CSLL	8,315,386	8,901,931

Schedule of Composition of deferred income tax and social contribution

	12/31/2018			12/31/2017
			Net Effect			Net Effect
	Assets	Liabilities	assets	Assets	Liabilities	assets
Deferred assets			(liabilities)			(liabilities)

Eletronorte	1,868,051	(1,314,642)	553,409	2,278,753	(1,400,319)	878,434
Hermenegildo I	—	—	—	40,254	—	40,254
Hermenegildo II	—	—	—	43,118	—	43,118
Hermenegildo III	—	—	—	37,509	—	37,509
Chuí IX	—	—	—	11,495	—	11,495
Subtotal	1,868,051	(1,314,642)	553,409	2,411,129	(1,400,319)	1,010,810

	12/31/2018			12/31/2017
			Net Effect			Net Effect
Deferred liabilities	Assets	Liabilities	assets	Assets	Liabilities	assets
			(liabilities)			(liabilities)

Eletrosul	443,849	(894,572)	(450,723)	362,655	(829,665)	(467,010)
Eletrobras	—	(432,582)	(432,582)	—	(394,958)	(394,958)
Furnas	969,179	(5,230,099)	(4,260,920)	611,808	(5,463,470)	(4,851,662)
Chesf	918	(3,166,663)	(3,165,745)	180,823	(3,331,821)	(3,150,998)
Eletropar	—	(5,416)	(5,416)	—	(4,408)	(4,408)
Amazonas GT	—	—	—	—	(32,895)	(32,895)
Eletronuclear	679,409	(679,409)	—	—	—	—
Subtotal	2,093,355	(10,408,741)	(8,315,386)	1,155,286	(10,057,217)	(8,901,931)

	12/31/2018	12/31/2017
Deferred tax assets:
Taxes Losses carryforwards IRPJ and CSLL	2,178,837	2,503,633
Operating Provisions	909,887	523,544
Ajustment of Law 11,638/2007- RTT (IFRS)	41,694	222,762
Provision for litigation	233,215	122,061
Provision for doubtful accounts (PCLD)	208,758	108,657
Others	389,015	85,758
Total Assets	3,961,406	3,566,415

Deferred tax liabilities:
Remuneration of the existing basic system grid	9,380,308	9,888,318
Tax debt	484,228	410,698
Financial assets VJORA	432,582	—
Financial assets available for sale	—	394,958
Accelerated depreciation	12,029	350,531
Ajustment of Law 11,638/2007- RTT (IFRS)	(79,709)	51,964
Others	1,493,946	361,067
Total Liabilities	11,723,383	11,457,536

Schedule of Income tax and social contribution reported in other comprehensive income

	12/31/2018	12/31/2017
Deferred taxes
As a result of revenues and expenses recognized in other comprehensive income:
Remeasurement of the fair value of financial instruments through ORA	(28,466)	—
Remeasurement of the fair value of available-for-sale financial instruments	—	(36,404)
Shareholding of subsidiaries, associated companies and jointly-controlled subsidiaries	(9,158)	5,023

Total current income and social contribution taxes recognized in other comprehensive income	(37,624)	(31,381)